24. POST-EMPLOYMENT OBLIGATIONS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	R$ 17,022	R$ 13,892	R$ 12,663
Cost of current service	26	17	15
Interest on actuarial obligation	1,147	1,214	1,161
Actuarial losses (gains):
Due to changes in demographic assumptions	534	6
Due to changes in financial assumptions	(565)	1,599	705
Due to adjustments based on experience	148	160	161
Due to changes and adjustments	(117)	(2,941)	(1,064)
Benefits paid	(1,070)	(1,042)	(1,011)
Ending balance	17,242	17,022	13,892
Pension plans and retirement supplement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	13,285	11,073	10,545
Cost of current service	1	1	4
Interest on actuarial obligation	887	963	959
Actuarial losses (gains):
Due to changes in demographic assumptions	135	6
Due to changes in financial assumptions	(375)	2,058	467
Due to adjustments based on experience	289	83	(20)
Due to changes and adjustments	(49)	(2,147)	(447)
Benefits paid	(914)	(899)	(881)
Ending balance	13,308	13,285	11,073
Health plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	3,102	2,344	1,809
Cost of current service	21	14	10
Interest on actuarial obligation	215	208	172
Actuarial losses (gains):
Due to changes in demographic assumptions	395
Due to changes in financial assumptions	(152)	667	402
Due to adjustments based on experience	(119)	91	68
Due to changes and adjustments	(124)	(667)	(470)
Benefits paid	(143)	(131)	(118)
Ending balance	3,319	3,102	2,344
Dental plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	61	48	39
Cost of current service	1
Interest on actuarial obligation	4	5	4
Actuarial losses (gains):
Due to changes in demographic assumptions	4
Due to changes in financial assumptions	(4)	10	8
Due to adjustments based on experience	1
Due to changes and adjustments	(1)	(11)	(8)
Benefits paid	(3)	(2)	(3)
Ending balance	64	61	48
Life insurance plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	574	427	270
Cost of current service	3	3	2
Interest on actuarial obligation	41	38	25
Actuarial losses (gains):
Due to changes in demographic assumptions
Due to changes in financial assumptions	(34)	117	140
Due to adjustments based on experience	(23)	(14)	113
Due to changes and adjustments	57	(116)	(139)
Benefits paid	(10)	(10)	(9)
Ending balance	R$ 551	R$ 574	R$ 427